Schedule of Notes Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	May 31, 2022	Nov. 30, 2021	Jul. 28, 2015
Short-Term Debt [Line Items]
Balance	$ 694,198	$ 694,198	$ 113,031
Interest rate			8.00%
Demand loans		551,167
Reclassification of accrued compensation to notes payable		$ 143,031
Demand Loans [Member]
Short-Term Debt [Line Items]
Balance	$ 551,167
Maturity date	Various	Various
Demand Loans [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	4.00%	4.00%
Demand Loans [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%
Reclassification of Accrued Compensation To Notes Payable [Member]
Short-Term Debt [Line Items]
Balance	$ 143,031
Interest rate	8.00%	8.00%
Maturity date	December 1, 2017	December 1, 2017